Rate Matters	12 Months Ended
Dec. 31, 2022
Rate Matters	RATE MATTERS
The disclosures in this note apply to all Registrants unless indicated otherwise.

The Registrants are involved in rate and regulatory proceedings at the FERC and their state commissions.  Rate matters can have a material impact on net income, cash flows and possibly financial condition.  The Registrants’ recent significant rate orders and pending rate filings are addressed in this note.

AEP Texas Rate Matters (Applies to AEP and AEP Texas)

AEP Texas Interim Transmission and Distribution Rates

Through December 31, 2022, AEP Texas’ cumulative revenues from interim base rate increases that are subject to review is approximately $614 million. A base rate review could result in a refund to customers if AEP Texas incurs a disallowance of the transmission or distribution investment on which an interim increase was based. Management is unable to determine a range of potential losses, if any, that are reasonably possible of occurring. A revenue decrease, including a refund of interim transmission and distribution rates, could reduce future net income and cash flows and impact financial condition. AEP Texas is required to file for a comprehensive rate review no later than April 5, 2024.

APCo and WPCo Rate Matters (Applies to AEP and APCo)

2017-2019 Virginia Triennial Review

In November 2020, the Virginia SCC issued an order on APCo’s 2017-2019 Triennial Review filing concluding that APCo earned above its authorized ROE but within its ROE band for the 2017-2019 period, resulting in no refund to customers and no change to APCo base rates on a prospective basis. The Virginia SCC approved a prospective 9.2% ROE for APCo's 2020-2022 triennial review period with the continuation of a statutory 140 basis point band (8.5% bottom, 9.2% midpoint, 9.9% top). APCo appealed this order and a similar order on reconsideration to the Virginia Supreme Court in March 2021, alleging the Virginia SCC erred in finding that costs associated with asset impairments related to APCo early retirement determinations for certain generation facilities should not be attributed to the 2017-2019 test periods under review and deemed fully recovered in the period recorded. In August 2022, the Virginia Supreme Court agreed with this portion of APCo’s appeal and remanded this issue regarding the retired coal-fired plants back to the Virginia SCC for further proceedings. In September 2022, as a result of the Virginia Supreme Court ruling, APCo expensed the remaining $25 million closed coal plant regulatory asset that was previously ordered by the Virginia SCC and recorded a $37 million regulatory asset for previously incurred costs that APCo is expecting to recover as a result of earning below its 2017-2019 authorized ROE band.

In response to the Virginia Supreme Court’s August 2022 opinion, the Virginia SCC initiated remand proceedings and, in December 2022, issued an order that: (a) approved APCo’s requested $37 million regulatory asset related to previously incurred costs as a result of APCo earning below its 2017-2019 authorized ROE band, (b) authorized a $28 million annual increase in APCo Virginia base rates effective October 2022 and (c) approved a rider to recover approximately $48 million related to this APCo Virginia base rate increase for the period January 2021 through September 2022. APCo’s 2022 financial statements reflect the impact of the Virginia SCC’s December 2022 order.

2020-2022 Virginia Triennial Review

In March 2023, APCo will submit its required Virginia earnings test calculation to the Virginia SCC for the 2020-2022 Triennial Review period. For Triennial Review periods in which a Virginia utility earns below its authorized ROE band, the utility may file to recover expenses incurred, up to the bottom of the authorized ROE band, related to major storms, the early retirement of fossil fuel generating assets and certain projects necessary to comply with state and federal environmental legislation. As of December 31, 2022, APCo has deferred approximately $38 million related to previously incurred costs as a result of the current estimate that APCo will earn below the bottom of its authorized ROE band during the 2020-2022 Triennial Review period. If it is determined that APCo has earned above the bottom of its authorized ROE band for the 2020-2022 Triennial Review period it could reduce future net income and cash flows and impact financial condition.

CCR/ELG Compliance Plan Filings

In December 2020, APCo submitted filings with the Virginia SCC and WVPSC requesting approvals necessary to implement CCR/ELG compliance plans at the Amos and Mountaineer Plants. In August 2021, the Virginia SCC issued an order approving recovery of CCR-related operation and maintenance expenses and investments at the Amos and Mountaineer Plants through an active rider. The order also denied APCo’s request to recover the cost of ELG investments and denied recovery of previously incurred ELG costs, but did not preclude APCo from refiling for approval. Also in August 2021, the WVPSC approved the request to construct CCR/ELG investments at the Amos and Mountaineer Plants and approved recovery of the West Virginia jurisdictional share of these costs through an active rider.

In March 2022, APCo refiled for approval to recover the Virginia jurisdictional share of ELG investments at the Amos and Mountaineer Plants. The Virginia SCC issued a November 2022 order approving this request.

2021 and 2022 ENEC (Expanded Net Energy Cost) Filings

In April 2021, APCo and WPCo (the Companies) requested a $73 million annual increase in ENEC rates based on a cumulative combined $55 million ENEC under-recovery as of February 28, 2021 and a combined $18 million increase in projected ENEC costs for the period September 2021 through August 2022. In September 2021, the WVPSC issued an order approving a $7 million overall increase in ENEC rates, including an approval for recovery of the Companies’ cumulative $55 million ENEC under-recovery balance and a $48 million reduction in projected costs for the period September 2021 through August 2022. Subsequently, the Companies submitted a request for reconsideration of this order, identifying flaws in the WVPSC’s calculation of forecasted future year fuel expense and purchased power costs.

In March 2022, the WVPSC issued an order granting the Companies’ request for reconsideration, in part, and approving $31 million in projected costs for the period September 2021 through August 2022. The order also reopened the 2021 ENEC case to require the Companies to explain the significant growth in the reported under-recovery of ENEC costs and to provide various other information including revised projected costs for the period March 2022 through August 2022. Also, in March 2022, the Companies filed testimony providing the information requested in the WVPSC’s order and requested a $155 million annual increase in ENEC rates effective May 1, 2022. In May 2022, the WVPSC issued an order approving a $93 million overall increase to ENEC rates to recover projected annual ENEC costs. However, the WVPSC stated that actual and projected ENEC costs are still subject to a prudency review.

In April 2022, the Companies submitted their 2022 annual ENEC filing with the WVPSC requesting a $297 million annual increase in ENEC revenues, inclusive of the previously requested $155 million increase, effective September 1, 2022.

In September 2022, following an agreed upon delay in the proceedings of the Companies’ 2022 ENEC case, certain intervenors submitted testimony recommending disallowances of at least $83 million to the Companies’ historical period ENEC under-recovery balance along with proposals to either securitize the Companies’ remaining ENEC balance or defer recovery of this balance beyond the traditional one-year period. West Virginia Staff recommended a $13 million increase in ENEC rates pending the outcome of the ENEC prudency review. In February 2023, the WVPSC issued an order stating that the commission will not grant additional rate increases for fuel costs until the WVPSC staff completes its prudency review. As of December 31, 2022, the Companies’ cumulative ENEC under-recovery was $520 million. If any deferred ENEC costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.
June 2022 West Virginia Storm Costs

In June 2022, the West Virginia service territories of APCo and WPCo (the Companies) were impacted by strong winds from multiple storms resulting in system damages and power outages. As of December 31, 2022, the Companies incurred and deferred an estimated $17 million in incremental distribution operation and maintenance expenses related to service restoration efforts. The Companies will seek recovery of these deferrals in future filings. If any of the storm restoration costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

ETT Rate Matters (Applies to AEP)

ETT Interim Transmission Rates

AEP has a 50% equity ownership interest in ETT. Predominantly all of ETT’s revenues are based on interim rate changes that can be filed twice annually and are subject to review and possible true-up in the next base rate proceeding. Through December 31, 2022, AEP’s share of ETT’s cumulative revenues that are subject to review is approximately $1.5 billion. A base rate review could produce a refund if ETT incurs a disallowance of the transmission investment on which an interim increase was based. A revenue decrease, including a refund of interim transmission rates, could reduce future net income and cash flows and impact financial condition. Management is unable to determine a range of potential losses, if any, that are reasonably possible of occurring.

In December 2022, ETT and various intervenors filed a stipulation and settlement agreement with the PUCT. The agreement maintains ETT’s previously allowed ROE and capital structure and includes: (a) a $14 million decrease to the current annual revenue requirement effective February 1, 2023, (b) a provision that ETT must make an interim transmission cost of service filing by June 1, 2023, (c) a $2 million line item decrease to the revenue requirement determined in each interim transmission cost of service filing until the filing of the next comprehensive base rate review and (d) no determination of prudence on any transmission investment added since ETT’s last comprehensive base rate review, which would leave the $1.5 billion of cumulative revenues above subject to review in the next comprehensive base rate review. In February 2023, the PUCT approved the stipulation and settlement agreement. As part of the approved agreement, new rates will be implemented in February 2023 and ETT is required to file for a comprehensive base rate review no later than February 1, 2025.

I&M Rate Matters (Applies to AEP and I&M)

Michigan Power Supply Cost Recovery (PSCR) Reconciliation

In April 2022, an ALJ issued a PFD for I&M’s PSCR reconciliation for the 12-month period ending December 31, 2020, recommending the MPSC disallow approximately $8 million of purchased power costs that I&M incurred under the Inter-Company Power Agreement with OVEC and the Unit Power Agreement with AEGCo. In February 2023, the MPSC issued an order resulting in a $1 million disallowance of 2020 OVEC costs.

Indiana Earnings Test Filings

I&M is required by Indiana law to submit an earnings test evaluation for the most recent one-year and five-year periods as part of I&M’s semi-annual Indiana FAC filings. These earnings test evaluations require I&M to include a credit in the FAC factor computation for periods in which I&M earned above its authorized return for both the one-year and five-year periods. The credit is determined as 50% of the lower of the one-year or five-year earnings above the authorized level. In August 2022, I&M submitted its FAC filing and earnings test evaluation for the period ended May 2022, which calculated a credit due to customers of $14 million. In October 2022, the IURC approved the FAC filing and earnings test evaluation, with the credit to customers starting in November 2022 through the FAC. As of December 31, 2022, I&M’s financial statements adequately reflect the estimated impact of I&M’s upcoming Indiana earnings test filings. If it is determined that I&M’s over-earnings exceed what has been recorded, it could reduce future net income and cash flows and impact financial condition.
2022 Michigan Integrated Resource Plan (IRP) Filing

In February 2022, I&M filed a request with the MPSC for approval of its 2022 IRP. Included in that filing were requests for approval and deferral of costs associated with resources commencing construction within three years of the Commission’s order in the filing. These resources include the new generation resources expected to be in-service by 2028 and demand-side resources, including load management programs and conservation voltage reduction investments. I&M is also requesting MPSC approval of I&M’s Rockport Plant, Unit 2 transition plan consistent with that approved by the IURC, including certain cost recovery related to remaining net book value of leasehold improvements made during the term of the Rockport Unit 2 lease and future use of Rockport Plant, Unit 2 as a capacity resource. In addition, I&M has made requests for approval of a financial incentive on certain power purchase agreements and load management programs. As of December 31, 2022, I&M’s total net book value for these Rockport Plant, Unit 2 leasehold improvements was approximately $17 million on a Michigan jurisdictional basis.

In November 2022, I&M filed a settlement agreement, which included a Rockport Plant, Unit 2 transition plan. Under this plan, I&M Michigan ratepayers will receive a jurisdictional share of post-lease revenues in excess of costs from Rockport Plant, Unit 2’s operations as a merchant facility. In addition, I&M will continue to recover the remaining net book value of Rockport Plant, Unit 2 leasehold improvements through 2028, including a pretax return. In February 2023, the MPSC issued an order approving the settlement agreement without modification.

KPCo Rate Matters (Applies to AEP)

CCR/ELG Compliance Plan Filings

KPCo and WPCo each own a 50% interest in the Mitchell Plant. As of December 31, 2022, the net book value of KPCo’s share of the Mitchell Plant, before cost of removal including CWIP and inventory, was $577 million. In December 2020 and February 2021, WPCo and KPCo filed requests with the WVPSC and KPSC, respectively, to obtain the regulatory approvals necessary to implement CCR and ELG compliance plans and seek recovery of the estimated $132 million investment for the Mitchell Plant that would allow the plant to continue operating beyond 2028. Within those requests, WPCo and KPCo also filed a $25 million alternative to implement only the CCR-related investments with the WVPSC and KPSC, respectively, which would allow the Mitchell Plant to continue operating only through 2028.

In July 2021, the KPSC issued an order approving the CCR only alternative and rejecting the full CCR and ELG compliance plan. In May 2022, the KPSC approved recovery of the Kentucky jurisdictional share of ELG costs incurred at the Mitchell Plant prior to July 15, 2021.

In August 2021, the WVPSC approved the full CCR and ELG compliance plan for the WPCo share of the Mitchell Plant. In September 2021, WPCo submitted a filing with the WVPSC to reopen the CCR/ELG case that was approved by the WVPSC in August 2021. Due to the rejection by the KPSC of the KPCo share of the ELG investments, WPCo requested the WVPSC consider approving the construction and recovery of all ELG costs at the plant. In October 2021, the WVPSC affirmed its August 2021 order approving the construction of CCR/ELG investments and directed WPCo to proceed with CCR/ELG compliance plans that would allow the plant to continue operating beyond 2028. The WVPSC also ordered that WPCo will be given the opportunity to recover, from its customers, the ELG and new capital and operating costs arising solely from the WVPSC's directive to operate the plant beyond 2028 if the WVPSC finds that the costs are reasonably and prudently incurred. The WVPSC’s order further states that unless KPCo pays for its share of costs for ELG improvements and costs necessary to continue operations beyond 2028, the benefit of the capacity and energy made possible by those improvements and operating Mitchell Plant beyond 2028 should benefit only West Virginia jurisdictional customers who have shared in paying for those costs.
OPCo Rate Matters (Applies to AEP and OPCo)

OVEC Cost Recovery Audits

In December 2021, as part of OVEC cost recovery audits pending before the PUCO, intervenors filed positions claiming that costs incurred by OPCo during the 2018-2019 audit period were imprudent and should be disallowed. In May 2022, intervenors filed for rehearing on the 2016-2017 OVEC cost recovery audit period claiming the PUCO’s April 2022 order to adopt the findings of the audit report were unjust, unlawful and unreasonable for multiple reasons, including the position that OPCo recovered imprudently incurred costs. In June 2022, the PUCO granted rehearing on the 2016-2017 audit period for purposes of further consideration. Management disagrees with these claims and is unable to predict the impact of these disputes; however, if any costs are disallowed or refunds are ordered it could reduce future net income and cash flows and impact financial condition. See "OVEC" section of Note 17 for additional information on AEP and OPCo’s investment in OVEC.

June 2022 Storm Costs

In June 2022, the service territory of OPCo was impacted by strong winds from multiple storms resulting in power outages and damage to the transmission and distribution infrastructures. As of December 31, 2022, OPCo had incurred approximately $20 million in incremental operation and maintenance costs related to service restoration efforts. The incremental storm restoration costs have been deferred as regulatory assets and OPCo is expected to seek recovery in a future filing. In July 2022, intervenors filed a motion requesting the PUCO open a formal investigation into the power outages that occurred as a result of the June storms and determine if OPCo was negligent and liable to consumers for damages incurred as a result of the power outages. Separately, in July 2022, the PUCO directed its staff to conduct an after-action review to examine the circumstances of the event and OPCo’s response to determine if OPCo adhered to the laws and rules in the state, followed its PUCO-approved emergency plan and responded appropriately to the event in an effort to mitigate the negative effects. In January 2023, the PUCO Staff issued a report which concluded OPCo was required to proactively shut down parts of its distribution system in order to avoid damages to the system and further outages and that OPCo adhered to its emergency plan. The report also directed OPCo to revise its vegetation programs around high voltage transmission lines and recommended that it make improvements to its emergency communications procedures. If any of the storm restoration costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

Ohio ESP Filings

In January 2023, OPCo filed an application with the PUCO to approve an ESP that included proposed rate adjustments, proposed new riders and the continuation and modification of certain existing riders, including the DIR, effective June 2024 through May 2030. The proposal includes a return on common equity of 10.65% on capital costs for certain riders. If OPCo is ultimately not permitted to fully collect its ESP rates it could reduce future net income and cash flows and impact financial condition.

PSO Rate Matters (Applies to AEP and PSO)

2022 Oklahoma Base Rate Case

In November 2022, PSO filed a request with the OCC for a $173 million annual increase in rates based upon a 10.4% ROE with a capital structure of 45.4% debt and 54.6% common equity, net of existing rider revenues and certain incremental renewable facility benefits expected to be provided to customers through riders. The requested annual revenue increase includes a $47 million annual depreciation expense increase related to the accelerated depreciation recovery of the Northeastern Plant, Unit 3 through 2026, and a $16 million annual amortization expense increase to recover intangible plant over a 5-year useful life instead of a 10-year useful life. PSO’s request also includes recovery of the 154 MW Rock Falls Wind Facility through base rates to aid PSO’s near-term capacity needs and support compliance with SPP’s 2023 increased capacity planning reserve margin requirements. In
November 2022, PSO entered into an agreement to acquire the Rock Falls Wind Facility. In February 2023, the FERC approved PSO’s acquisition of the Rock Falls Wind Facility under Section 203 of the Federal Power Act. PSO expects to close on the acquisition and place the Rock Falls Wind Facility in-service during the first quarter of 2023. OCC approval is not a condition precedent to closing on the acquisition of the Rock Falls Wind Facility. In addition, PSO requested an annual formula based rate tariff, with an initial one-year pilot term. In the event the requested formula based rate tariff is denied, PSO has requested an expanded rider to recover certain distribution investments and related expenses as well as an expanded transmission cost recovery rider. If any of these costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

February 2021 Severe Winter Weather Impacts in SPP

In February 2021, severe winter weather had a significant impact in SPP, resulting in the declaration of Energy Emergency Alert Levels 2 and 3 for the first time in SPP’s history. The winter storm increased the demand for natural gas and restricted the available natural gas supply resulting in significantly increased market prices for natural gas power plants to meet reliability needs for the SPP electric system.

In April 2021, the OCC approved a waiver for PSO allowing the deferral of the extraordinary fuel and purchases of electricity as regulatory assets, including a carrying charge at an interim rate of 0.75%, over a longer time period than what the FAC traditionally allows. Also in April 2021, legislation was enacted in Oklahoma permitting securitized financing of qualified costs from extreme weather events. This legislation provides certain authority to the OCC to approve amounts to be recovered from the issuance of ratepayer-backed securitized bonds issued by the ODFA, an Oklahoma governmental agency. In January 2022, PSO, OCC staff and certain intervenors filed a joint stipulation and settlement agreement with the OCC to approve the securitization of PSO’s extraordinary fuel costs and purchases of electricity. In February 2022, the OCC approved the joint stipulation and settlement agreement which included a determination that all of PSO’s extraordinary fuel costs and purchases of electricity were prudent and reasonable and also provided a 0.75% carrying charge related to those costs, subject to true-up based on actual financing costs.

In September 2022, PSO received proceeds of $687 million from the ODFA which issued ratepayer-backed securitization bonds for the purpose of reimbursing PSO for extraordinary fuel costs and purchases of electricity incurred during the February 2021 severe winter weather event, which were previously recorded as Regulatory Assets on PSO’s balance sheet. The securitization bonds are the obligation of the ODFA and there is no recourse against PSO in the event of a bond default, and therefore are not recorded as Long-term Debt on PSO’s balance sheet. PSO will serve as the servicing agent of the bonds and is responsible for the routine billing and collection of the securitization charges and remitting those collections back to the ODFA. The securitization charges billed to and collected from customers are not included as revenue on PSO’s statement of income. The collections from customers will occur over 20 years.

SWEPCo Rate Matters (Applies to AEP and SWEPCo)

2012 Texas Base Rate Case

In 2012, SWEPCo filed a request with the PUCT to increase annual base rates primarily due to the completion of the Turk Plant. In 2013, the PUCT issued an order affirming the prudence of the Turk Plant but determined that the Turk Plant’s Texas jurisdictional capital cost cap established in a previous Certificate of Convenience and Necessity case also limited SWEPCo’s recovery of AFUDC in addition to limits on its recovery of cash construction costs.

Upon rehearing in 2014, the PUCT reversed its initial ruling and determined that AFUDC was excluded from the Turk Plant’s Texas jurisdictional capital cost cap. As a result, SWEPCo reversed $114 million of a previously recorded regulatory disallowance in 2013. In 2017, the Texas District Court upheld the PUCT’s 2014 order and intervenors filed appeals with the Texas Third Court of Appeals.
In July 2018, the Texas Third Court of Appeals reversed the PUCT’s judgment affirming the prudence of the Turk Plant and remanded the issue back to the PUCT. In January 2019, SWEPCo and the PUCT filed petitions for review with the Texas Supreme Court. In March 2021, the Texas Supreme Court issued an opinion reversing the July 2018 judgment of the Texas Third Court of Appeals and agreeing with the PUCT’s judgment affirming the prudence of the Turk Plant. In addition, the Texas Supreme Court remanded the AFUDC dispute back to the Texas Third Court of Appeals. No parties filed a motion for rehearing with the Texas Supreme Court. In August 2021, the Texas Third Court of Appeals reversed the Texas District Court judgment affirming the PUCT’s order on AFUDC, concluding that the language of the PUCT’s original 2008 order intended to include AFUDC in the Texas jurisdictional capital cost cap, and remanded the case to the PUCT for future proceedings. SWEPCo disagrees with the Court of Appeals decision. SWEPCo and the PUCT submitted Petitions for Review with the Texas Supreme Court in November 2021. In October 2022, the Texas Supreme Court denied the Petitions for Review submitted by SWEPCo and the PUCT. In December 2022, SWEPCo and the PUCT filed requests for rehearing with the Texas Supreme Court. The Texas Supreme Court requested comments on rehearing by March 1, 2023. If SWEPCo’s request for rehearing is denied, the case will be remanded to the PUCT for future proceedings.

Management does not believe a disallowance of capitalized Turk Plant costs or a revenue refund is probable as of December 31, 2022. However, if SWEPCo is ultimately unable to recover AFUDC in excess of the Texas jurisdictional capital cost cap, it would be expected to result in a pretax net disallowance ranging from $80 million to $90 million. In addition, if AFUDC is ultimately determined to be included in the Texas jurisdictional capital cost cap, SWEPCo estimates it may be required to make customer refunds ranging from $0 to $185 million related to revenues collected from February 2013 through December 2022 and such determination may reduce SWEPCo’s future revenues by approximately $15 million on an annual basis.

2016 Texas Base Rate Case

In 2016, SWEPCo filed a request with the PUCT for a net increase in Texas annual revenues of $69 million based upon a 10% ROE. In January 2018, the PUCT issued a final order approving a net increase in Texas annual revenues of $50 million based upon a ROE of 9.6%, effective May 2017. The final order also included: (a) approval to recover the Texas jurisdictional share of environmental investments placed in- service, as of June 30, 2016, at various plants, including Welsh Plant, Units 1 and 3, (b) approval of recovery of, but no return on, the Texas jurisdictional share of the net book value of Welsh Plant, Unit 2, (c) approval of $2 million in additional vegetation management expenses and (d) the rejection of SWEPCo’s proposed transmission cost recovery mechanism.

As a result of the final order, in 2017 SWEPCo: (a) recorded an impairment charge of $19 million, which included $7 million associated with the lack of return on Welsh Plant, Unit 2 and $12 million related to other disallowed plant investments, (b) recognized $32 million of additional revenues, for the period of May 2017 through December 2017, that was surcharged to customers in 2018 and (c) recognized an additional $7 million of expenses consisting primarily of depreciation expense and vegetation management expense, offset by the deferral of rate case expense. SWEPCo implemented new rates in February 2018 billings. The $32 million of additional 2017 revenues was collected during 2018. In March 2018, the PUCT clarified and corrected portions of the final order, without changing the overall decision or amounts of the rate change. The order has been appealed by various intervenors related to limiting SWEPCo’s recovery of AFUDC on Turk Plant and recovery of Welsh Plant, Unit 2. The appeal will move forward following the conclusion of the 2012 Texas Base Rate Case. If certain parts of the PUCT order are overturned, it could reduce future net income and cash flows and impact financial condition.

2020 Texas Base Rate Case

In October 2020, SWEPCo filed a request with the PUCT for a $105 million annual increase in Texas base rates based upon a proposed 10.35% ROE. The request would move transmission and distribution interim revenues recovered through riders into base rates. Eliminating these riders would result in a net annual requested base rate increase of $90 million primarily due to increased investments. SWEPCo subsequently filed a request with the PUCT lowering the requested annual increase in Texas base rates to $100 million which would result in an $85 million net annual base rate increase after moving the proposed riders to rate base.
In January 2022, the PUCT issued a final order approving an annual revenue increase of $39 million based upon a 9.25% ROE. The order also includes: (a) rates implemented retroactively back to March 18, 2021, (b) $5 million of the proposed increase related to vegetation management, (c) $2 million annually to establish a storm catastrophe reserve and (d) the creation of a rider to recover the Dolet Hills Power Station as if it were in rate base until its retirement at the end of 2021 and starting in 2022 the remaining net book value to be recovered as a regulatory asset through 2046. As a result of the final order, SWEPCo recorded a disallowance of $12 million in 2021 associated with the lack of return on the Dolet Hills Power Station. In February 2022, SWEPCo filed a motion for rehearing with the PUCT challenging several errors in the order, which include challenges of the approved ROE, the denial of a reasonable return or carrying costs on the Dolet Hills Power Station and the calculation of the Texas jurisdictional share of the storm catastrophe reserve. In April 2022, the PUCT denied the motion for rehearing. In May 2022, SWEPCo filed a petition for review with the Texas District Court seeking a judicial review of the several errors challenged in the PUCT’s final order.

2020 Louisiana Base Rate Case

In December 2020, SWEPCo filed a request with the LPSC for a $134 million annual increase in Louisiana base rates based upon a proposed 10.35% ROE. SWEPCo’s requested annual increase includes accelerated depreciation related to the Dolet Hills Power Station, Pirkey Power Plant and Welsh Plant, all of which were or are expected to be retired early. SWEPCo also included recovery of Welsh Plant, Unit 2 over the blended useful life of Welsh Plant, Units 1 and 3. SWEPCo subsequently revised the requested annual increase to $95 million to reflect removing hurricane storm restoration costs from the base case filing, to modify the proposed recovery of the Dolet Hills Power Station and revisions to various proposed amortizations. The hurricane costs have been requested in a separate storm filing. See “2021 Louisiana Storm Cost Filing” below for more information.

In January 2023, the LPSC approved a settlement which provides for an annual revenue increase of $27 million based upon a 9.5% ROE and includes: (a) a $21 million increase in base rates effective February 2023, (b) a $14 million rider to recover costs of the Dolet Hills Power Station and Pirkey Plant including a return, (c) an $8 million reduction in fuel rates, (d) an adoption of a 3-year formula rate term subject to an earnings band and (e) the recovery of certain incremental SPP charges net of associated revenue and the LA jurisdictional share of the return on and of projected transmission capital investment outside of the earnings band. The settlement agreement did not rule on the prudency of the early retirement of the Dolet Hills Power Station, which is being addressed in a separate proceeding.

The primary differences between SWEPCo’s requested annual rate increase and the agreed upon settlement increase are primarily due to: (a) a reduction in the requested ROE, (b) recovery of the Dolet Hills Power Station and Pirkey Plant over ten years in a separate rider mechanism as opposed to base rates with accelerated depreciation rates, (c) maintaining existing depreciation rates for Welsh Plant, Units 1 and 3 and (d) the severing of SWEPCo’s proposed adjustment to include a stand-alone NOLC deferred tax asset in rate base. In January 2023, a hearing was held related to the inclusion of a stand-alone NOLC deferred tax asset in rate base and an order from the LPSC is expected in 2023.

2021 Arkansas Base Rate Case

In July 2021, SWEPCo filed a request with the APSC for an $85 million annual increase in Arkansas base rates based upon a proposed 10.35% ROE with a capital structure of 48.7% debt and 51.3% common equity. The proposed annual increase includes: (a) a $41 million revenue requirement for the North Central Wind Facilities, (b) a $14 million annual depreciation increase primarily due to recovery of the Dolet Hills Power Station through 2026 and Pirkey Plant and Welsh Plant, Units 1 and 3 through 2037 and (c) a $6 million increase due to SPP costs. In January 2022, SWEPCo filed testimony revising the requested annual increase in Arkansas base rates to $81 million. SWEPCo requested that rates become effective in June 2022.

In May 2022, the APSC issued a final order approving an annual revenue increase of $49 million based upon a 9.5% ROE. The order also includes: (a) a capital structure of 55% debt and 45% common equity, (b) approval to recover the Dolet Hills Power Station as a regulatory asset over five years without a return on this investment resulting in an immaterial disallowance in the second quarter of 2022, (c) the denial of accelerated depreciation for Pirkey Plant and Welsh Plant, Units 1 and 3 and (d) approval of a rider to recover SPP costs and revenues. The final order also denied the inclusion of the stand-alone NOLC in SWEPCo’s deferred tax assets, but included approval of the deferral of the forgone revenue requirement associated with the NOLC and excess NOLC, with recovery of the deferral contingent upon receipt of a supportive private letter ruling from the IRS. Rates were implemented with the first billing cycle of July 2022.

2021 Louisiana Storm Cost Filing

In 2020, Hurricanes Laura and Delta caused power outages and extensive damage to the SWEPCo service territories, primarily impacting the Louisiana jurisdiction. Following both hurricanes, the LPSC issued orders allowing Louisiana utilities, including SWEPCo, to establish regulatory assets to track and defer expenses associated with these storms. In February 2021, severe winter weather impacted the Louisiana jurisdiction and in March 2021, the LPSC approved the deferral of incremental storm restoration expenses related to the winter storm. In October 2021, SWEPCo filed a request with the LPSC for recovery of $145 million in deferred storm costs associated with the three storms. As part of the filing, SWEPCo requested recovery of the carrying charges on the deferred regulatory asset at a weighted average cost of capital through a rider beginning in January 2022. In May 2022, LPSC staff testimony was submitted to the LPSC. In July 2022, SWEPCo filed rebuttal testimony which agreed to make a request for securitization as the LPSC staff had recommended in their testimony. An order is expected in 2023. If any of the storm costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

February 2021 Severe Winter Weather Impacts in SPP

As discussed in the “PSO Rate Matters” section above, severe winter weather had a significant impact in SPP, resulting in significantly increased market prices for natural gas power plants to meet reliability needs for the SPP electric system. For the time period of February 9, 2021, to February 20, 2021, SWEPCo’s natural gas expenses and purchases of electricity still to be recovered from customers are $329 million as of December 31, 2022, of which $75 million, $122 million and $132 million is related to the Arkansas, Louisiana and Texas jurisdictions, respectively.

In March 2021, the APSC issued an order authorizing recovery of the Arkansas jurisdictional share of the retail customer fuel costs over five years, with the appropriate carrying charge to be determined at a later date. Subsequently, SWEPCo began recovery of these fuel costs. In April 2021, SWEPCo filed testimony supporting a five-year recovery with a carrying charge of 6.05%. In June 2022, the APSC ordered SWEPCo to recover the Arkansas jurisdictional share of the fuel costs over six years with a carrying charge equal to its weighted average cost of capital, subject to a prudency review and true-up.

In March 2021, the LPSC approved a special order granting a temporary modification to the FAC and shortly after SWEPCo began recovery of its Louisiana jurisdictional share of these fuel costs based on a five-year recovery period inclusive of an interim carrying charge of 3.25%. SWEPCo will work with the LPSC to finalize the actual recovery period and determine the appropriate carrying charge in future proceedings.

In August 2021, SWEPCo filed an application with the PUCT to implement a net interim fuel surcharge for the Texas jurisdictional share of these retail fuel costs. The application requested a five-year recovery with a carrying charge of 7.18%. In March 2022, the PUCT ordered SWEPCo to recover the Texas jurisdictional share of the fuel costs over five years with a carrying charge of 1.65% and ordered SWEPCo to file a fuel reconciliation addressing fuel costs from January 1, 2020 through December 31, 2021.

If SWEPCo is unable to recover any of the costs relating to the extraordinary fuel and purchases of electricity, or obtain authorization of a reasonable carrying charge on these costs, it could reduce future net income and cash flows and impact financial condition.
FERC Rate Matters

FERC SPP Transmission Formula Rate Challenge (Applies to AEP, AEPTCo, PSO and SWEPCo)

In May 2021, certain joint customers submitted a formal challenge at the FERC related to the 2020 Annual Update of the 2019 SPP Transmission Formula Rates of the AEP transmission owning subsidiaries within SPP. In March 2022, the FERC issued an order on the formal challenge which ruled in favor of the joint customers on several issues. Management has determined that the result of the order will have an immaterial impact to the financial statements of AEP, AEPTCo, PSO and SWEPCo. In November 2022, certain joint customers appealed the FERC decision to the U.S. Court of Appeals for the District of Columbia Circuit.

Independence Energy Connection Project (Applies to AEP)

In 2016, PJM approved the Independence Energy Connection Project (IEC) and included it in its Regional Transmission Expansion Plan to alleviate congestion. Transource Energy has an ownership interest in the IEC, which is located in Maryland and Pennsylvania. In June 2020, the Maryland Public Service Commission approved a Certificate of Public Convenience and Necessity to construct the portion of the IEC in Maryland. In May 2021, the Pennsylvania Public Utility Commission (PAPUC) denied the IEC certificate for siting and construction of the portion in Pennsylvania. Transource Energy appealed the PAPUC ruling in Pennsylvania state court and challenged the ruling before the United States District Court for the Middle District of Pennsylvania. In May 2022, the Pennsylvania state court issued an order affirming the PAPUC decision. The PAPUC decision remains subject to the jurisdiction and review of the United States District Court for the Middle District of Pennsylvania, which had stayed review of the PAPUC decision until the Pennsylvania state court had ordered. The procedural schedule for this case states that a decision by the United States District Court for the Middle of Pennsylvania will not be reached until 2023.

In September 2021, PJM notified Transource Energy that the IEC was suspended to allow for the regulatory and related appeals process to proceed in an orderly manner without breaching milestone dates in the project agreement. At that time, PJM stated that the IEC has not been cancelled and remains necessary to alleviate congestion. PJM continues to evaluate reliability and market efficiency in the area. As of December 31, 2022, AEP’s share of IEC capital expenditures was approximately $87 million, located in Total Property, Plant and Equipment - Net on AEP’s balance sheets. The FERC has previously granted abandonment benefits for this project, allowing the full recovery of prudently incurred costs if the project is cancelled for reasons outside the control of Transource Energy. If any of the IEC costs are not recoverable, it could reduce future net income and cash flows and impact financial condition.

FERC RTO Incentive Complaint (Applies to AEP, AEPTCo and OPCo)

In February 2022, the Office of the Ohio Consumers’ Counsel (OCC) filed a complaint against AEPSC, American Transmission Systems, Inc. and Duke Energy Ohio, alleging the 50 basis point RTO incentive included in Ohio Transmission Owners’ respective transmission formula rates is not just and reasonable and therefore should be eliminated on the basis that RTO participation is not voluntary, but rather is required by Ohio law. In March 2022, AEPSC filed a motion to dismiss the OCC’s February 2022 complaint with the FERC on the basis of certain deficiencies, including that the complaint fails to request relief that can be granted under FERC regulations because AEPSC is not a public utility nor does it have a transmission rate on file with the FERC. In December 2022, the FERC issued an order removing the 50 basis point RTO incentive from OPCo and OHTCo transmission formula rates effective the date of the February 2022 complaint filing and directed OPCo and OHTCo to provide refunds, with interest, within sixty days of the date of its order. In January 2023, both AEPSC and the OCC filed requests for rehearing with the FERC. A FERC order on rehearing is expected in 2023. Based on management’s preliminary estimates, the December 2022 FERC order is expected to reduce AEP’s pretax income by approximately $20 million on an annual basis.
Request to Update AEGCo Depreciation Rates (Applies to AEP and I&M)

In October 2022, AEP, on behalf of AEGCo, submitted proposed revisions to AEGCo’s depreciation rates for its 50% ownership interest in Rockport Plant, Unit 1 and Unit 2, reflected in AEGCo’s unit power agreement with I&M. The proposed depreciation rates for these assets reflect an estimated 2028 retirement date for the Rockport Plant. AEGCo’s previous FERC-approved depreciation rates for Rockport Plant, Unit 1 were based upon a December 31, 2028 estimated retirement date while AEGCo’s previous FERC-approved depreciation rates for Rockport Plant, Unit 2 leasehold improvements were based upon a December 31, 2022 estimated retirement date in conjunction with the termination of the Rockport Plant, Unit 2 lease.

In December 2022, the FERC issued an order approving the proposed AEGCo Rockport depreciation rates effective January 1, 2023, subject to further review and a potential refund. The FERC established a separate proceeding to review: (a) AEGCo’s acquisition value for the Rockport Plant, Unit 2 base generating asset (original cost and accumulated depreciation), (b) the appropriateness of including future capital additions as stated components in proposed depreciation rates, in light of the UPA’s formula rate mechanism, (c) the appropriateness of applying two different depreciation rates to a single asset common to both units and (d) the accounting and regulatory treatment of Rockport Plant, Unit 2 costs of removal and related AROs. It is expected that the FERC will issue an order on this review in the second half of 2023. This FERC review and subsequent order on these issues could reduce future net income and cash flows and impact financial conditions.